Accounts Receivable, net - Summary (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable	¥ 172,817	¥ 217,131
Less: allowance for credit losses	(107,200)	(77,723)
Accounts receivable, net	65,617	139,408
Advertisement agent services
Accounts receivable	¥ 74,900	¥ 90,100
Minimum
Terms of accounts receivable	90 days
Maximum
Terms of accounts receivable	270 days